Description of the business and summary of significant accounting policies - Revenue recognition and financial instruments (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Revenue recognition
Discounts, payment incentives, bonuses or other variable considerations		$ 0
Fare revenues	$ 645,314	12,873,174	$ 23,129,991	$ 18,487,858
Other passenger revenues	431,777	8,613,398	10,569,208	7,892,497
Passenger revenues	1,077,091	21,486,572	33,699,199	26,380,355
Other non-passenger revenues (Note 1d)	44,231	882,360	897,586	697,357
Cargo	10,120	201,881	228,836	227,438
Total		22,570,813	34,825,621
Non-derivatives financial instruments	(20,614)	(411,222)	(72,949)
Operating revenues	$ 1,110,828	22,159,591	34,752,672	27,305,150
Transactions from unearned transportation revenues
January 1,		3,679,926	2,438,516
Deferred		23,657,563	34,940,609
Recognized in revenue during the year		(21,486,572)	(33,699,199)
December 31,		5,850,917	3,679,926	2,438,516
Non-ticket revenues
Expected credit losses on accounts receivable		13,664	40,393
Revenue related to Vouchers reedemed by passengers		1,720,939
Domestic (Mexico)
Revenue recognition
Operating revenues		16,572,198	24,594,797	18,493,476
Domestic (Mexico) | At the flight time
Revenue recognition
Fare revenues		8,455,647	15,833,878	12,336,095
Other passenger revenues		6,920,141	7,531,725	5,182,572
Passenger revenues		15,375,788	23,365,603	17,518,667
Other non-passenger revenues (Note 1d)		875,610	888,353	685,219
Cargo		196,349	221,375	221,324
Total		16,447,747	24,475,331
Operating revenues				18,425,210
Domestic (Mexico) | At the sale
Revenue recognition
Other passenger revenues		124,450	119,466	68,264
Passenger revenues		124,450	119,466	68,264
Total		124,450	119,466
Operating revenues				68,264
International | At the flight time
Revenue recognition
Fare revenues		4,417,527	7,296,113	6,151,763
Other passenger revenues		1,536,206	2,865,555	2,598,375
Passenger revenues		5,953,733	10,161,668	8,750,138
Other non-passenger revenues (Note 1d)		6,750	9,233	12,138
Cargo		5,532	7,461	6,114
Total		5,966,015	10,178,362
Operating revenues				8,768,390
International | At the sale
Revenue recognition
Other passenger revenues		32,601	52,462	43,286
Passenger revenues		32,601	52,462	43,286
Total		$ 32,601	$ 52,462
Operating revenues				$ 43,286
Minimum
Revenue recognition
Term of trade receivables	1 day	1 day
Maximum
Revenue recognition
Term of trade receivables	2 days	2 days